FINANCIAL ASSETS AT AMORTIZED COST (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 235,453.3		$ 190,567.8
Current	124,945.5	$ 3,983.0	101,971.3
Noncurrent	110,507.8	$ 3,522.7	88,596.5
Less: Allowance for impairment loss
Disclosure of financial assets [line items]
Financial assets at amortised cost	(134.2)		(125.4)
Corporate bonds
Disclosure of financial assets [line items]
Financial assets at amortised cost	231,374.0		172,092.0
Government bonds/Agency bonds
Disclosure of financial assets [line items]
Financial assets at amortised cost	4,213.5		4,379.5
Commercial paper
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 0.0		$ 14,221.7